Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000027432 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000027432 [Member] | Repurchase Agreements Fully Collateralized by U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000194519 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000194519 [Member] | Repurchase Agreements Fully Collateralized by U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000027435 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000027435 [Member] | Repurchase Agreements Fully Collateralized by U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.60%